Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits, Description [Abstract]
Schedule of Defined Benefit Plans Disclosures
Amounts presented below are calculated based on benefit obligation and asset valuation measurement dates of December 31, 2017 and 2016:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in benefit obligations:
Benefit obligations at beginning of year	$2,874.8	$3,247.4	$443.7	$488.6
Service cost	2.8	3.0	4.7	4.9
Interest cost	108.2	120.4	17.3	19.9
Plan participants’ contributions	—	—	23.3	25.6
Actuarial loss (gain)	91.0	45.1	27.1	(35.1)
Amendments	—	8.4	(4.7)	—
Benefits paid	(269.0)	(339.1)	(65.5)	(65.6)
Annuity settlement	—	(210.3)	—	—
Medicare subsidy reimbursement received	—	—	2.6	5.4
Foreign currency exchange rate changes	0.2	(0.1)	—	—
Benefit obligations at end of year	$2,808.0	$2,874.8	$448.5	$443.7

Change in plan assets:
Fair value of plan assets at beginning of year	$2,183.5	$2,511.4	$—	$—
Actual gain on plan assets	362.4	193.3	—	—
Employer contributions	45.3	33.1	39.6	34.6
Plan participants’ contributions	—	—	23.3	25.6
Benefits paid	(269.0)	(339.1)	(65.5)	(65.6)
Annuity settlement	—	(215.2)	—	—
Medicare subsidy reimbursement received	—	—	2.6	5.4
Fair value of plan assets at end of year	$2,322.2	$2,183.5	$—	$—
Funded status	$(485.8)	$(691.3)	$(448.5)	$(443.7)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(1.3)	$(1.3)	$(38.8)	$(40.0)
Noncurrent liabilities	(484.5)	(690.0)	(409.7)	(403.7)
Total	$(485.8)	$(691.3)	$(448.5)	$(443.7)

Amounts recognized in accumulated other comprehensive loss, before taxes:
Actuarial loss (gain)	$77.6	$209.7	$(13.0)	$(44.4)
Prior service cost (credit)	23.2	27.9	(84.9)	(138.7)
Total	$100.8	$237.6	$(97.9)	$(183.1)

Schedule of Assumptions Used
Assumptions used to value benefit obligations and determine pension and OPEB expense (income) are presented below:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Assumptions used to determine benefit obligations at December 31:
Discount rate	3.54%	3.93%	4.15%	3.59%	4.04%	4.22%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate				6.65%	7.00%	7.00%
Ultimate healthcare cost trend rate				4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins				2025	2025	2024

Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.93%	3.95%	3.82%	4.04%	4.22%	3.90%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Schedule of Change in Assumed Health Care Cost Trend Rates
As of December 31, 2017, a one-percentage-point change in the assumed healthcare cost trend rates would have the following effects:

	One Percentage Point
	Increase	Decrease
Effect on total service cost and interest cost components	$—	$—
Effect on postretirement benefit obligation	1.1	(1.1)

Schedule of Expected Benefit Payments
Estimated future benefit payments to beneficiaries are presented below:

	Pension Plans	Other Benefits	Medicare Subsidy
2018	$262.8	$39.8	$(1.0)
2019	254.6	38.1	(1.1)
2020	243.3	36.3	(1.1)
2021	231.3	34.7	(1.1)
2022	227.0	33.2	(1.1)
2023 through 2027	988.4	145.8	(6.3)

Schedule of Plan Assets
Master pension trust investments measured at fair value on a recurring basis at December 31, 2017 and 2016 are presented below, with certain assets presented by level within the fair value hierarchy. As a practical expedient, we estimate the value of common/collective trusts, equity mutual funds and certain other assets by using the net asset value (“NAV”) per share multiplied by the number of shares of the trust investment held as of the measurement date. If we have the ability to redeem our investment in the respective alternative investment at the NAV with no significant restrictions on the redemption at the consolidated balance sheet date, excluding equity mutual funds, we categorized the alternative investment as a reconciliation of pension investments reported in the fair value hierarchy to the master pension trust’s balance. See Note 16 for more information on the determination of fair value.

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs
	(Level 1)		(Level 2)		Total
	2017	2016	2017	2016	2017	2016
Investments in fair value hierarchy
Equity investments:
U.S. securities	$46.6	$169.4	$—	$—	$46.6	$169.4
Global securities	—	—	327.9	191.0	327.9	191.0
Fixed-income investments:
High-yield U.S. securities	—	—	111.8	0.4	111.8	0.4
Other U.S. securities	—	—	524.6	—	524.6	—
Global securities	—	—	—	395.4	—	395.4
Other investments	—	—	30.6	28.9	30.6	28.9
Total pension investments in fair value hierarchy	$46.6	$169.4	$994.9	$615.7	$1,041.5	$785.1

Investments with fair values measured at net asset value
Common/collective trusts:
U.S. equity securities (a)					194.6	728.8
Global equity securities (b)					707.0	381.4
U.S. corporate fixed-income securities (c)					379.1	207.4
U.S. Treasury securities and bonds					—	80.4
Other					—	0.4
Total pension assets at fair value					$2,322.2	$2,183.5

(a)	Investments primarily in domestic equity securities, which may include common stocks, options and futures.

(b)	Investments primarily in global equity securities, which may include common stocks, options and futures.

(c)	Investments primarily in domestic fixed income investments, which may include investment-grade and high-yield corporate bonds, interest rate swaps, options and futures.

Schedule of Net Benefit Costs
Components of pension and OPEB expense (income) for the years 2017, 2016 and 2015 are presented below:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Components of pension and OPEB expense (income):
Service cost	$2.8	$3.0	$2.2	$4.7	$4.9	$7.1
Interest cost	108.2	120.4	130.0	17.3	19.9	22.5
Expected return on plan assets	(149.9)	(167.1)	(198.4)	—	—	—
Amortization of prior service cost (credit)	4.7	5.6	4.4	(58.5)	(60.4)	(64.6)
Recognized net actuarial loss (gain):
Annual amortization	10.5	29.2	31.2	(4.2)	(4.3)	1.6
Corridor charge (credit)	—	78.4	144.3	—	(35.3)	(13.1)
Settlement loss	—	29.9	1.0	—	—	—
Pension and OPEB expense (income)	$(23.7)	$99.4	$114.7	$(40.7)	$(75.2)	$(46.5)

Schedule of Multiemployer Plans
Our participation in these multiemployer plans for the years ended December 31, 2017, 2016 and 2015, is presented below. We do not provide more than five percent of the total contributions to any multiemployer plan. Forms 5500 are not yet available for plan years ending in 2017.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (a)		FIP/RP Status Pending/Implemented (b)	Contributions			Surcharge Imposed (c)	Expiration Date of Collective Bargaining Agreement
		2017	2016		2017	2016	2015
Steelworkers Pension Trust	23-6648508/499	Green	Green	No	$6.3	$6.8	$7.3	No	9/1/2018 to 3/31/2021 (d)
IAM National Pension Fund’s National Pension Plan	51-6031295/002	Green	Green	No	18.4	18.0	16.0	No	3/15/2018 to 5/31/2019 (e)
					$24.7	$24.8	$23.3

(a)
The most recent Pension Protection Act zone status available in 2017 and 2016 is for each plan’s year-end at December 31, 2016 and 2015. The plan’s actuary certifies the zone status. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The Steelworkers Pension Trust and IAM National Pension Fund’s National Pension Plan elected funding relief under section 431(b)(8) of the Internal Revenue Code and section 304(b)(8) of the Employment Retirement Income Security Act of 1974 (ERISA). This election allows those plans’ investment losses for the plan year ended December 31, 2008, to be amortized over 29 years for funding purposes.

(b)
The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented, as defined by ERISA.

(c)	The surcharge represents an additional required contribution due as a result of the critical funding status of the plan.

(d)
We are a party to three collective bargaining agreements at our Ashland Works, Mansfield Works and at the AK Tube Walbridge plant that require contributions to the Steelworkers Pension Trust. The labor contract for approximately 305 hourly employees at the Ashland Works expires on September 1, 2018. The labor contract for approximately 90 hourly employees at the AK Tube Walbridge plant expires January 22, 2021. The labor contract for approximately 305 hourly employees at Mansfield Works expires on March 31, 2021.

(e)
We are a party to three collective bargaining agreements at our Butler Works, Middletown Works and Zanesville Works that require contributions to the IAM National Pension Fund’s National Pension Plan. The labor contract for approximately 1,725 hourly employees at Middletown Works expires on March 15, 2018. The labor contract for approximately 1,155 hourly employees at Butler Works expires on April 1, 2019. The labor contract for approximately 115 hourly employees at Zanesville Works expires on May 31, 2019.